Employee Benefits, Changes in Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in plan assets:
Fair value of plan assets at beginning of year	$ 8,832
Fair value of plan assets at end of year	10,113	$ 8,832
Cash Balance Plan [Member]
Change in plan assets:
Employer contribution	1,300
Pension benefits qualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	10,673	11,125
Service cost	3	2	$ 1
Interest cost	422	429	465
Plan participants’ contributions	0	0
Actuarial loss (gain)	336	(196)
Benefits paid	(649)	(676)
Medicare Part D subsidy	0	0
Curtailment	0	0
Amendment	0	0
Foreign exchange impact	(11)	(11)
Benefit obligation at end of year	10,774	10,673	11,125
Change in plan assets:
Fair value of plan assets at beginning of year	8,836	9,626
Actual return on plan assets	642	(112)
Employer contribution	1,303	7
Plan participants’ contributions	0	0
Benefits paid	(649)	(676)
Medicare Part D subsidy	0	0
Foreign exchange impact	(12)	(9)
Fair value of plan assets at end of year	10,120	8,836	9,626
Funded status at end of year	(654)	(1,837)
Amounts recognized on the balance sheet at end of year: Liabilities	(654)	(1,837)
Employee Benefits and Other Expenses Textual [Abstract]
Net prior service credit	0	0	0
Pension benefits nonqualified [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	647	730
Service cost	0	0	0
Interest cost	26	25	27
Plan participants’ contributions	0	0
Actuarial loss (gain)	9	(25)
Benefits paid	(52)	(82)
Medicare Part D subsidy	0	0
Curtailment	0	0
Amendment	0	0
Foreign exchange impact	0	(1)
Benefit obligation at end of year	630	647	730
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contribution	52	82
Plan participants’ contributions	0	0
Benefits paid	(52)	(82)
Medicare Part D subsidy	0	0
Foreign exchange impact	0	0
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	(630)	(647)
Amounts recognized on the balance sheet at end of year: Liabilities	(630)	(647)
Employee Benefits and Other Expenses Textual [Abstract]
Net prior service credit	0	0	0
Other benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	1,002	1,100
Service cost	0	6	7
Interest cost	39	42	42
Plan participants’ contributions	72	68
Actuarial loss (gain)	(82)	(56)
Benefits paid	(132)	(139)
Medicare Part D subsidy	9	9
Curtailment	0	(25)
Amendment	(177)	0
Foreign exchange impact	0	(3)
Benefit obligation at end of year	731	1,002	1,100
Change in plan assets:
Fair value of plan assets at beginning of year	568	624
Actual return on plan assets	30	2
Employer contribution	2	4
Plan participants’ contributions	72	68
Benefits paid	(132)	(139)
Medicare Part D subsidy	9	9
Foreign exchange impact	0	0
Fair value of plan assets at end of year	549	568	624
Funded status at end of year	(182)	(434)
Amounts recognized on the balance sheet at end of year: Liabilities	(182)	(434)
Employee Benefits and Other Expenses Textual [Abstract]
Net prior service credit	$ (177)	$ 18	$ 0